Segment Information - Summary of Financial Information Relating to Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Real estate inventories
Total revenues	$ 635,001	$ 477,920	$ 342,563	$ 248,132	$ 487,493	$ 323,866	$ 267,837	$ 195,516	$ 1,703,616		$ 1,274,712		$ 1,070,306
Real estate inventories	2,280,183				1,465,526				2,280,183		1,465,526
Income from continuing operations before taxes
Income from continuing operations before taxes									127,964		(237,454)		99,629
Impairments and lot option abandonments
Impairments and lot option abandonments	1,391	552	104	468	344,203	549	203	493	2,515		345,448		3,591
Total assets
Total assets	2,913,524				1,910,464				2,913,524		1,910,464
Corporate and Other [Member]
Total assets
Total assets	332,930				301,147				332,930		301,147
Operating segments [Member] | Maracay [Member]
Real estate inventories
Total revenues									150,689		145,822		103,222
Real estate inventories	153,577				131,380				153,577		131,380
Income from continuing operations before taxes
Income from continuing operations before taxes									10,845		10,438		5,347
Impairments and lot option abandonments
Impairments and lot option abandonments									443		203		181
Total assets
Total assets	170,932				138,552				170,932		138,552
Operating segments [Member] | Pardee [Member]
Real estate inventories
Total revenues									525,381		519,074		356,489
Real estate inventories	924,362				875,618				924,362		875,618
Income from continuing operations before taxes
Income from continuing operations before taxes									74,898		(258,138)		87,691
Impairments and lot option abandonments
Impairments and lot option abandonments									306		343,661		133
Total assets
Total assets	1,000,489				976,262				1,000,489		976,262
Operating segments [Member] | Quadrant [Member]
Real estate inventories
Total revenues									145,377		127,237		127,785
Real estate inventories	153,493				113,088				153,493		113,088
Income from continuing operations before taxes
Income from continuing operations before taxes									9,028		1,504		(2,851)
Impairments and lot option abandonments
Impairments and lot option abandonments									1,059		1,146		2,575
Total assets
Total assets	167,796				125,456				167,796		125,456
Operating segments [Member] | Trendmaker [Member]
Real estate inventories
Total revenues									281,270		260,566		298,396
Real estate inventories	176,696				130,973				176,696		130,973
Income from continuing operations before taxes
Income from continuing operations before taxes									31,684		28,452		29,472
Impairments and lot option abandonments
Impairments and lot option abandonments									45		7
Total assets
Total assets	195,829				134,628				195,829		134,628
Operating segments [Member] | TRI Pointe [Member]
Real estate inventories
Total revenues									324,208
Real estate inventories	613,666								613,666
Income from continuing operations before taxes
Income from continuing operations before taxes									19,272
Impairments and lot option abandonments
Impairments and lot option abandonments									49
Total assets
Total assets	764,001								764,001
Operating segments [Member] | Winchester [Member]
Real estate inventories
Total revenues									276,691		222,013		184,414
Real estate inventories	258,389				214,467				258,389		214,467
Income from continuing operations before taxes
Income from continuing operations before taxes									24,612		24,561		18,537
Impairments and lot option abandonments
Impairments and lot option abandonments									613		431		702
Total assets
Total assets	281,547				234,419				281,547		234,419
Corporate [Member]
Income from continuing operations before taxes
Income from continuing operations before taxes									$ (42,375)	[1]	$ (44,271)	[1]	$ (38,567)	[1]

[1]	Includes $18.0 million of Merger related transaction costs and $5.5 million of restructuring charges for the year ended December 31, 2014.